Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

Management and Consulting Fees

The Company is subject to a month-to-month management agreement with Mr. Power requiring a monthly payment of $2,500 as consideration for the day-to-day management of Athena, $22,500 was recorded as management fees and are included in general and administrative expenses in the accompanying consolidated statements of operations for the nine months ended September 30, 2024 and 2023.

The Company paid the Chief Financial Officer for consulting services $24,997 and $21,823 for the nine months ended September 30, 2024 and 2023, respectively.

Director Fees

Director fees were paid in stock, as discussed below, for the nine months ended September 30, 2024 versus $30,000 for the nine months ended September 30, 2023.

Stock based compensation

On June 7, 2024, the Company issued an aggregate of 600,000 shares in the common stock of the Company to two independent directors and the Chief Financial Officer of the Company as compensation for their services resulting in SBC expense of $24,000 for the nine months ended September 30, 2024.

On March 22, 2021, the Company granted 1,500,000 options at a price of $0.09 to three Directors of the Company. The options vest 50% upon issuance, and 25% on each of the first and second anniversaries of the grant date. The options were valued at $142,652 on the grant date and 50% vested on grant date with 25% vesting one year from grant date and the remaining 25% vesting two years from grant date. SBC expense totaling $0 and $14,262 for the nine months ended September 30, 2024 and 2023, respectively.

Advanced deposits and accounts payable

In December 2023, the Company received an advanced deposit for investment into the January 2024 private placement from John Gibbs for $25,000 and from John Power for $21,000. In addition, John Power is due approximately $94,655 and $54,783 as of September 30, 2024 and 2023, respectively for expense reports and other advances made to the Company. John Gibbs is due $115,000 as of September 30, 2024 for advances made to the Company.

Note Payable

On June 7, 2024, the Company executed a promissory note with John Power, the Company’s President and Chief Executive Officer for $100,000 at 6% with a January 2, 2026 maturity date.

In January 2023, the Company executed a promissory note with John Gibbs for $25,000 at 6% that is payable on demand. The amount was converted into equity as part of the April 2023 private placement.